Share Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	May 03, 2024 USD ($) $ / shares shares	Feb. 28, 2025	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense | $			$ 88,500
Net settlement resulted in increase in treasury shares | $				$ (124,109)
Number of shares issued | shares	11,000,000		450,900,000	447,900,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized stock based compensation | $			$ 14,200
Weighted average recognition period			1 year 7 months 6 days
Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.00%
Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		200.00%
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense | $				$ 14,100	$ 17,900
Number of share vested | shares	16,300,000
Shares withheld | shares	5,200,000
Unrecognized stock based compensation | $			$ 48,900
Weighted average recognition period			1 year 3 months 18 days
Price per ordinary share | $ / shares	$ 24
Net settlement resulted in increase in treasury shares | $	$ 124,100
Number of shares authorized in share based payments | shares			1,975	304	1,052
Pre-IPO Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of outstanding options for non-voting ordinary shares converted to options for ordinary shares			one-for-one basis
Description of outstanding RSUs for non-voting ordinary shares converted to RSUs for ordinary shares			one-for-one basis
2018 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plan termination period			10 years
Ordinary shares reserved for issuance | shares			59,000,000
Ordinary shares remained available for future issuance | shares			20,900,000
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding			1.00%
2018 Incentive Plan | Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
2018 Incentive Plan | Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
2024 ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance | shares			9,100,000
Ordinary shares remained available for future issuance | shares			9,100,000
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding			1.00%
Share based compensation expense | $			$ 1,100
Shares reserved for issuance, annual increase in number of ordinary shares | shares			4,700,000
2024 ESPP | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense | $			$ 14,000
2024 ESPP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense | $			$ 73,400